Securities - Schedule of Securities Gross Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	$ (66)	$ (187)	$ (64)
Fair Value, Less Than Twelve Months	16,744	54,881	23,976
Gross Unrealized Loss, More Than Twelve Months	0	0	(72)
Fair Value, More Than Twelve Months	0	0	7,996
Federal Home Loan Bank Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months		(6)	(13)
Fair Value, Less Than Twelve Months		6,018	7,055
Gross Unrealized Loss, More Than Twelve Months		0	(37)
Fair Value, More Than Twelve Months		0	3,995
U.S. Government Enterprise and Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(7)	(37)	(50)
Fair Value, Less Than Twelve Months	6,008	12,000	14,957
Gross Unrealized Loss, More Than Twelve Months	0	0	(35)
Fair Value, More Than Twelve Months	0	0	4,001
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months		(144)
Fair Value, Less Than Twelve Months		36,863
Gross Unrealized Loss, More Than Twelve Months		0
Fair Value, More Than Twelve Months		0
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Loss, Less Than Twelve Months	(59)	(144)	(1)
Fair Value, Less Than Twelve Months	10,736	36,863	1,964
Gross Unrealized Loss, More Than Twelve Months	0	0	0
Fair Value, More Than Twelve Months	$ 0	$ 0	$ 0